Advances from Customers	6 Months Ended
Dec. 31, 2021
Advances from Customers [Abstract]
ADVANCES FROM CUSTOMERS

NOTE 13 – ADVANCES FROM CUSTOMERS

Advance from customers as of December 31, 2021 and June 30, 2021 consisted of the following:

	December 31, 2021	June 30, 2021
Senior care services	$2,098,143	$2,817,048
Housekeeping services	869,245	176,608
Total	$2,967,388	$2,993,656

E-Home received annual fees from senior care services customers and recognized revenues over the contract period. The amounts advanced from customers from senior care services were $2,098,143 and $2,817,048 as of December 31, 2021 and June 30, 2021, respectively, which will be recognized as senior care services revenue within 12 months. E-Home received advance from housekeeping services customers and recognized revenues when services are provided. The amounts advanced from customers from housekeeping services were $869,245 and $176,608 as of December 31, 2021 and June 30, 2021, respectively, which will be recognized as housekeeping services revenue within 12 months.